Stock-Based Compensation (Tables)	12 Months Ended
Jun. 29, 2013
Fair Value Of Option Grants
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2013	2012	2011
Weighted average expected lives	6.0	7.0	7.2
Weighted average risk-free interest rates	0.95%	1.37%	2.08%
Range of risk-free interest rates	0.94 - 1.03%	1.28 - 1.38%	1.91 - 2.66%
Weighted average expected volatility	29.7%	28.1%	28.0%
Range of expected volatility	29.7 - 30.0%	28.1 - 28.3%	27.3 - 30.0%
Dividend yield	2.0%	2.5%	2.9%

Fair Value of Option Grants - Monte Carlo [Table Text Block]
The fair value of performance-based awards pegged to market-based targets is estimated on the date of grant using a Monte-Carlo simulation model containing the following assumptions:

2013
Range of risk-free interest rates	0.28 - 0.35%
Range of expected volatility	24.0 - 25.0%
Range of initial TSR	(7.3) - 13.1%
Dividend yield	2%

Stock Option
Changes In Stock-Based Compensation Awards
A summary of the changes in stock options outstanding under the company's option plans during 2013 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38
Granted	2,525	25.99	—	—
Exercised	(2,563)	19.34	—	—
Canceled/expired	(371)	27.16	—	—
Options outstanding at June 29, 2013	5,855	$25.59	6.3	$44
Options exercisable at June 29, 2013	3,065	$24.92	3.8	$25

Value Of Stock-Based Compensation Awards

In millions except per share data	2013	2012	2011
Number of options exercisable at end of fiscal year	3,065	5,704	7,784
Weighted average exercise price of options exercisable at end of fiscal year	$24.92	$22.65	$26.38
Weighted average grant date fair value of options granted during the fiscal year	$6.08	$6.35	$5.29
Total intrinsic value of options exercised during the fiscal year	$22.9	$23.5	$8.0
Fair value of options that vested during the fiscal year	$0.3	$16.9	$4.5

Restricted Stock Units
Changes In Stock-Based Compensation Awards
The following is a summary of the changes in the stock unit awards outstanding under the company's benefit plans during 2013:

Shares in thousands	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at June 30, 2012	340	$26.24	.7	$10
Granted	734	25.02	0	—
Vested	(158)	25.66	0	—
Forfeited	(71)	26.64	0	—
Nonvested share units at June 29, 2013	845	$25.26	1.6	$28
Exercisable share units at June 29, 2013	57	$22.07	5.7	$2

Value Of Stock-Based Compensation Awards

In millions except per share data	2013	2012	2011
Stock Unit Awards
Fair value of share-based units that vested during the fiscal year	$4	$88	$42
Weighted average grant date fair value of share based units granted during the fiscal year	$25.02	$29.09	$23.40
All Stock-Based Compensation
Total compensation expense	$13	$35	$41
Tax benefit on compensation expense	$5	$11	$15